Subsequent Events - Schedule of Impact on Equity Structure (Details)	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Schedule of Impact on Equity Structure [Line Items]
Increase in Share Capital	$ 28,546
Increase in Share Premium (Net of Transaction Cost)	2,268,954
03 Dec 24 [Member]
Schedule of Impact on Equity Structure [Line Items]
Promissory Note Converted	$ 41,275
No of Shares Issued (in Shares) | shares	30,000
Conversion Price per Share (in Dollars per share) | $ / shares	$ 1.38
Increase in Share Capital	$ 300
Increase in Share Premium (Net of Transaction Cost)	31,195
10 Dec 24 [Member]
Schedule of Impact on Equity Structure [Line Items]
Promissory Note Converted	$ 25,412
No of Shares Issued (in Shares) | shares	20,000
Conversion Price per Share (in Dollars per share) | $ / shares	$ 1.27
Increase in Share Capital	$ 200
Increase in Share Premium (Net of Transaction Cost)	19,194
12 Dec 24 [Member]
Schedule of Impact on Equity Structure [Line Items]
Promissory Note Converted	$ 22,559
No of Shares Issued (in Shares) | shares	20,000
Conversion Price per Share (in Dollars per share) | $ / shares	$ 1.13
Increase in Share Capital	$ 200
Increase in Share Premium (Net of Transaction Cost)	17,022
16 Dec 24 [Member]
Schedule of Impact on Equity Structure [Line Items]
Promissory Note Converted	$ 15,000
No of Shares Issued (in Shares) | shares	15,000
Conversion Price per Share (in Dollars per share) | $ / shares	$ 1
Increase in Share Capital	$ 150
Increase in Share Premium (Net of Transaction Cost)	11,306
17 Dec 24 [Member]
Schedule of Impact on Equity Structure [Line Items]
Promissory Note Converted	$ 32,000
No of Shares Issued (in Shares) | shares	32,000
Conversion Price per Share (in Dollars per share) | $ / shares	$ 1
Increase in Share Capital	$ 320
Increase in Share Premium (Net of Transaction Cost)	24,118
18 Dec 24 [Member]
Schedule of Impact on Equity Structure [Line Items]
Promissory Note Converted	$ 18,000
No of Shares Issued (in Shares) | shares	18,000
Conversion Price per Share (in Dollars per share) | $ / shares	$ 1
Increase in Share Capital	$ 180
Increase in Share Premium (Net of Transaction Cost)	13,567
20 Dec 24 [Member]
Schedule of Impact on Equity Structure [Line Items]
Promissory Note Converted	$ 2,719,611
No of Shares Issued (in Shares) | shares	2,719,611
Conversion Price per Share (in Dollars per share) | $ / shares	$ 1
Increase in Share Capital	$ 27,196
Increase in Share Premium (Net of Transaction Cost)	$ 2,152,552